Liquidity - Bonds (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Effective interest rate	1.33%	1.29%	1.25%
Carrying Amount	€ 11,303	€ 6,301
Bonds
Financial Liabilities
Carrying Amount	10,204	5,147
Euro bonds
Financial Liabilities
Carrying Amount	€ 9,942	5,147
Euro bond 6 - 2012 | 2019
Financial Liabilities
Issue Price	99.307%
Coupon Rate	2.125%
Effective interest rate	2.29%
Nominal volume	€ 750
Carrying Amount	€ 759	768
Euro bond 7 - 2014 | 2018
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.00%
Nominal volume	€ 750
Carrying Amount	€ 0	750
Euro bond 8 - 2014 | 2023
Financial Liabilities
Issue Price	99.478%
Coupon Rate	1.125%
Effective interest rate	1.24%
Nominal volume	€ 1,000
Carrying Amount	€ 996	995
Euro bond 9 - 2014 | 2027
Financial Liabilities
Issue Price	99.284%
Coupon Rate	1.75%
Effective interest rate	1.87%
Nominal volume	€ 1,000
Carrying Amount	€ 992	991
Euro bond 11 - 2015 | 2020
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.07%
Nominal volume	€ 650
Carrying Amount	€ 649	649
Euro bond 12 - 2015 | 2025
Financial Liabilities
Issue Price	99.264%
Coupon Rate	1.00%
Effective interest rate	1.13%
Nominal volume	€ 600
Carrying Amount	€ 595	594
Euro bond 13 - 2016 | 2018
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.00%
Nominal volume	€ 400
Carrying Amount	€ 0	400
Euro bond 14 - 2018 | 2021
Financial Liabilities
Issue Price	100.519%
Coupon Rate	0.00%
Effective interest rate	(0.15%)
Nominal volume	€ 500
Carrying Amount	€ 502	0
Euro bond 15 - 2018 | 2026
Financial Liabilities
Issue Price	99.576%
Coupon Rate	1.00%
Effective interest rate	1.06%
Nominal volume	€ 500
Carrying Amount	€ 498	0
Euro bond 16 - 2018 | 2030
Financial Liabilities
Issue Price	98.687%
Coupon Rate	1.375%
Effective interest rate	1.50%
Nominal volume	€ 500
Carrying Amount	€ 494	0
Euro bond 17 - 2018 | 2020
Financial Liabilities
Issue Price	100.024%
Coupon Rate	0.00%
Effective interest rate	(0.01%)
Nominal volume	€ 500
Carrying Amount	€ 500	0
Euro bond 18 - 2018 | 2022
Financial Liabilities
Issue Price	99.654%
Coupon Rate	0.25%
Effective interest rate	0.36%
Nominal volume	€ 900
Carrying Amount	€ 897	0
Euro bond 19 - 2018 | 2024
Financial Liabilities
Issue Price	99.227%
Coupon Rate	0.75%
Effective interest rate	0.89%
Nominal volume	€ 850
Carrying Amount	€ 843	0
Euro bond 20 - 2018 | 2028
Financial Liabilities
Issue Price	98.871%
Coupon Rate	1.25%
Effective interest rate	1.38%
Nominal volume	€ 1,000
Carrying Amount	€ 988	0
Euro bond 21 - 2018 | 2031
Financial Liabilities
Issue Price	98.382%
Coupon Rate	1.625%
Effective interest rate	1.78%
Nominal volume	€ 1,250
Carrying Amount	€ 1,229	0
USD-Bond-2018 | 2025
Financial Liabilities
Issue Price	100.00%
Coupon Rate	3.306%
Effective interest rate	3.35%
Nominal volume	€ 300
Carrying Amount	€ 262	€ 0